Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets
5.	Intangible assets

In 2018, the Company acquired access to certain uranium exploration data from VANE Minerals (US) LLC (“VANE”) in exchange for 3,000,000 common shares at a fair value of $264,096. In 2023, the Company agreed to assume storage and maintenance responsibilities for the data in return for permanent ownership and granting the seller certain back-in rights for any projects developed from the use of the data.

In 2020, for $67,251 the Company permanently acquired certain electronic data pertaining to properties in South Texas from Signal Equities, LLC. The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually and more frequently if required.

In 2020, the Company permanently acquired the Grants Mineral Belt database for $200,000 through its asset acquisition with Westwater Resources, Inc. In 2021, the Company increased its ownership of related borehole log data through a second purchase of $17,500. This intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually or more frequently if required.

In 2022, the Company acquired access to the Getty Minerals Database from Platoro West Incorporated for $55,948. The intangible asset was determined to have an indefinite life and therefore is not being amortized but reviewed for impairment annually and more frequently if required.

There were no indicators of impairment as at December 31, 2023. The change in the intangible assets during the years ended December 31, 2022, and the year ended December 31, 2023, was as follows:

	VANE Agreement $	Getty Database $	Signal Equities Database $	Grants Mineral Belt Database $	Total $
Balance, December 31, 2021	207,504	-	67,251	217,241	491,996
Additions	-	55,948	-	-	55,948
Amortization	(19,764)	-	-	-	(19,764)
Currency translation adjustment	900	(798)	-	-	102
Balance, December 31, 2022	188,640	55,150	67,251	217,241	528,282
Amortization	(19,053)	-	-	-	(19,053)
Currency translation adjustment	5,395	(895)	893	(901)	4,492
Balance, December 31, 2023	174,982	54,255	68,144	216,340	513,721